Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017
Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		$ 90,268		$ 89,809
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50,295				$ 62,800
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,146		17,596		17,700
Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		31,212		31,650		32,100
Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		937		1,247		13,000
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		39,972
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		36,634		37,639
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,339		1,677
Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,092				3,200
Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		979				1,200
Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,088				2,000
Rating category 0-1 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		25
Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		803
Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		776
Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27
Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,850				34,900
Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,673				8,500
Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		11,667				13,500
Rating category 2-3 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		510				13,000
Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,245
Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,899
Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,346
Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,528				12,000
Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,859				4,200
Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,519				7,800
Rating category 4-5 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		150
Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,171
Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,282
Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		889
Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,145				8,100
Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,415				2,800
Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,479				5,200
Rating category 6-8 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		251
Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,401
Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		11,499
Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		902
Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,410				4,400
Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,006				800
Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,404				3,600
Rating category 9-13 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,238
Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,084
Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		154
Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		270				200
Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215				200
Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		55
Rating category Defaulted | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		114
Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93
Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		21
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		86,830		85,972
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17,321		16,753
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		30,590		30,933
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		937		1,247
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		35,121		35,362
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,861		1,676
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		978
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,088
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		768
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,670
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		11,667
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,871
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,315
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,849
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,519
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,152
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		680
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,012
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,296
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,727
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		701
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		811
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,019
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,603
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		137
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,055		3,541
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		611		649
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		568		679
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,420		2,213
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		456		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		28
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		31
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		130
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		209
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		402
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		183
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		772
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		200
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		195
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		385
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		481
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets						432
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		383		295	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215		194	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53		38	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0		0	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93		64	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22		1	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		21
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets	[2]					1,308
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	[3]	383
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22
Allowance for expected credit loss
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1,054)		(1,146)
Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(116)		(110)
Allowance for expected credit loss | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(43)		(38)
Allowance for expected credit loss | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(37)		(37)
Allowance for expected credit loss | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(36)		(35)
Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1)		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(176)		(148)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(59)		(50)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(7)		(6)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(32)		(25)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(19)		(19)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1)		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(183)		(193)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(23)		(25)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(2)		(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(5)		(8)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(16)		(15)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(695)		(806)		(706)	[2]
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(34)	[3]	(34)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(34)		(30)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		92,486		89,809
UBS AG | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50,296				62,800
UBS AG | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,146		17,596		17,700
UBS AG | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		31,212		31,650		32,100
UBS AG | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		937		1,247		13,000
UBS AG | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		42,190
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		38,851		37,639
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,339		1,677
UBS AG | Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,091				3,200
UBS AG | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		978				1,200
UBS AG | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,088				2,000
UBS AG | Rating category 0-1 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		25
UBS AG | Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		803
UBS AG | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		776
UBS AG | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27
UBS AG | Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,850				34,900
UBS AG | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,673				8,500
UBS AG | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		11,667				13,500
UBS AG | Rating category 2-3 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		510				13,000
UBS AG | Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		13,772
UBS AG | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,426
UBS AG | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,346
UBS AG | Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,528				12,000
UBS AG | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,859				4,200
UBS AG | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,519				7,800
UBS AG | Rating category 4-5 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		150
UBS AG | Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,221
UBS AG | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,332
UBS AG | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		889
UBS AG | Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,148				8,100
UBS AG | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,415				2,800
UBS AG | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,480				5,200
UBS AG | Rating category 6-8 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		254
UBS AG | Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		13,041
UBS AG | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,140
UBS AG | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		901
UBS AG | Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,411				4,400
UBS AG | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,006				800
UBS AG | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,405				3,600
UBS AG | Rating category 9-13 | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,238
UBS AG | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,084
UBS AG | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		154
UBS AG | Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		268				200
UBS AG | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215				200
UBS AG | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53
UBS AG | Rating category Defaulted | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		115
UBS AG | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93
UBS AG | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		89,048		89,809
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17,321		17,596
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		30,590		31,650
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		937		1,247
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		37,338		37,639
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,861		1,677
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		978
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,088
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		768
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,670
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		11,667
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,398
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,315
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,849
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,519
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,202
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		680
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,013
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,297
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		11,367
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		701
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		811
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,020
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,603
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		137
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,055		3,541
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		611		649
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		568		679
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,420		2,213
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		456		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		28
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		31
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		130
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		209
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		402
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		183
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		773
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		200
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		195
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		385
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		481
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets						432
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		383		295	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215		194	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53		38	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0		0	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93		64	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22		1	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets	[2]					1,308
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	[3]	383
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		215
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		53
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		93
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22
UBS AG | Allowance for expected credit loss
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1,054)		(1,146)
UBS AG | Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(116)		(110)
UBS AG | Allowance for expected credit loss | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(43)		(38)
UBS AG | Allowance for expected credit loss | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(37)		(37)
UBS AG | Allowance for expected credit loss | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(36)		(35)
UBS AG | Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1)		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(176)		(148)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(59)		(50)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(7)		(6)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(32)		(25)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(19)		(19)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1)		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(183)		(193)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(23)		(25)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(5)		(8)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(16)		(15)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(695)		(806)		$ (706)	[2]
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(34)	[3]	(34)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(34)		(30)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		(4)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		$ 0		$ 0

[1]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

[2]	December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.
[3]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9